VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value	Value
Mortgage-Backed Securities—86.8%
Non-Agency—86.8%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(1)(2)	$927	$936
2025-NQM2, A1 144A 5.790%, 6/25/70(1)(2)	537	542
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	1,060	1,024
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(2)	163	157
2021-8, A1 144A 1.820%, 11/25/66(1)(2)	101	91
2022-5, A1 144A 4.500%, 5/25/67(1)(2)	578	575
2023-1, A1 144A 4.750%, 9/26/67(1)(2)	271	270
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	239	234
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	605	589
2022-1, A1B 144A 3.269%, 12/25/56(1)(2)	670	627
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(2)	843	804
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(2)	108	106
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	295	278
2020-3, A 144A 1.358%, 8/15/53(1)	37	36
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(2)	171	168
2020-NQM1, A1 144A 2.208%, 5/25/65(1)(2)	37	35
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(2)	397	360
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(1)(2)	344	347
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(2)	371	355
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	420	410
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	68	63
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(2)	223	204
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(2)	1,218	1,225
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(1)(2)	1,192	1,188
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(2)	37	35
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	30	26
2017-4, A3 144A 3.500%, 11/25/48(1)(2)	71	65
	Par Value	Value
Non-Agency—continued
2017-5, A1 144A 4.967%, 10/26/48(1)(2)	$22	$22
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.022%, 4/25/46(1)(2)	845	831
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(2)	163	165
2025-CES1, A1 144A 5.666%, 5/25/55(1)(2)	315	317
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(2)	448	452
MetLife Securitization Trust
2017-1A, M1 144A 3.411%, 4/25/55(1)(2)	1,110	1,014
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	38	38
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(1)(2)	1,149	1,146
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(2)	388	383
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(2)	830	831
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(2)	53	52
2019-1, M2 144A 3.500%, 10/25/69(1)(2)	774	718
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	179	174
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	132	129
2016-4A, A1 144A 3.750%, 11/25/56(1)(2)	61	59
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	356	346
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(2)	193	185
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(2)	72	68
2016-2A, A1 144A 3.750%, 11/26/35(1)(2)	30	29
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	236	231
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(2)	500	438
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(1)(2)	588	545
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(2)	190	192
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(2)	676	687
2024-NQM16, A1 144A 5.530%, 10/25/64(1)(2)	391	393
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(1)(2)	86	86
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(2)	660	662
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(2)	667	663
See Notes to Schedule of Investments

VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value
Non-Agency—continued
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(1)	$665	$658
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(2)	367	369
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(2)	193	167
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(2)	204	205
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(2)	15	15
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(2)	67	65
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(1)(2)	692	601
Towd Point Mortgage Trust
2016-4, B1 144A 3.967%, 7/25/56(1)(2)	885	862
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	320	315
2017-4, A2 144A 3.000%, 6/25/57(1)(2)	405	384
2018-2, A2 144A 3.500%, 3/25/58(1)(2)	895	872
2018-6, A1A 144A 3.750%, 3/25/58(1)(2)	16	16
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	1,190	1,100
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	249	242
2019-2, A2 144A 3.750%, 12/25/58(1)(2)	790	718
2019-4, A2 144A 3.250%, 10/25/59(1)(2)	965	878
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.872%, 5/25/58(1)(2)	215	216
2020-MH1, A2 144A 2.500%, 2/25/60(1)(2)	1,115	1,071
2021-1, A2 144A 2.750%, 11/25/61(1)(2)	1,595	1,371
2023-1, A1 144A 3.750%, 1/25/63(1)	69	67
2024-1, A1 144A 4.876%, 3/25/64(1)(2)	134	136
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(1)	1,105	1,042
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	775	760
Verus Securitization Trust
2023-1, A1 144A 5.850%, 12/25/67(1)(2)	64	64
2023-8, A1 144A 6.259%, 12/25/68(1)(2)	728	736
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(2)	8	8
2020-1R, A2 144A 1.567%, 11/25/55(1)	73	70
	Par Value	Value
Non-Agency—continued
2021-1R, A1 144A 1.280%, 5/25/56(1)	$114	$106
2022-1, A2 144A 5.850%, 8/25/57(1)(2)	286	285
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(2)	45	39
Total Mortgage-Backed Securities (Identified Cost $36,359)		35,044

Asset-Backed Securities—4.8%
Other—4.8%
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	232	233
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	145	142
RCKT Mortgage Trust
2024-CES1, A1A 144A 6.025%, 2/25/44(1)(2)	291	294
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(2)	442	448
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(2)	826	832
		1,949

Total Asset-Backed Securities (Identified Cost $1,926)		1,949

Total Long-Term Investments—91.6% (Identified Cost $38,285)		36,993

TOTAL INVESTMENTS—91.6% (Identified Cost $38,285)		$36,993
Other assets and liabilities, net—8.4%		3,400
NET ASSETS—100.0%		$40,393

Abbreviation:
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $36,928 or 91.4% of net assets.

(2)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

See Notes to Schedule of Investments

VIRTUS Newfleet RMBS MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$35,044	$35,044
Asset-Backed Securities	1,949	1,949
Total Investments	$36,993	$36,993
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NEWFLEET RMBS MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.